Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2005 Portfolio
March 31, 2022
VIPF2005-NPRT1-0522
1.830285.116
Domestic Equity Funds - 7.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	3,581	174,120
VIP Equity-Income Portfolio Initial Class (a)	7,105	183,600
VIP Growth & Income Portfolio Initial Class (a)	7,946	208,898
VIP Growth Portfolio Initial Class (a)	1,971	179,182
VIP Mid Cap Portfolio Initial Class (a)	1,349	50,921
VIP Value Portfolio Initial Class (a)	7,334	134,940
VIP Value Strategies Portfolio Initial Class (a)	4,028	65,935
TOTAL DOMESTIC EQUITY FUNDS (Cost $556,358)		997,596

International Equity Funds - 15.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	80,833	889,162
VIP Overseas Portfolio Initial Class (a)	40,565	1,027,098
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,571,373)		1,916,260

Bond Funds - 58.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	179,326	1,940,304
Fidelity International Bond Index Fund (a)	27,749	264,167
Fidelity Long-Term Treasury Bond Index Fund (a)	26,282	346,394
VIP High Income Portfolio Initial Class (a)	41,718	210,678
VIP Investment Grade Bond Portfolio Initial Class (a)	386,246	4,631,089
TOTAL BOND FUNDS (Cost $7,507,419)		7,392,632

Short-Term Funds - 19.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.08% (a)(b) (Cost $2,418,421)	2,418,421	2,418,421

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,053,571)	12,724,909
NET OTHER ASSETS (LIABILITIES) - 0.0%	(302)
NET ASSETS - 100.0%	12,724,607

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,992,125	304,667	296,582	-	(8,370)	(51,536)	1,940,304
Fidelity International Bond Index Fund	218,817	90,567	33,668	12	(747)	(10,802)	264,167
Fidelity Long-Term Treasury Bond Index Fund	402,147	51,498	65,593	1,909	(2,679)	(38,979)	346,394
VIP Contrafund Portfolio Initial Class	213,143	30,989	47,298	1,829	(962)	(21,752)	174,120
VIP Emerging Markets Portfolio Initial Class	1,007,343	167,507	169,003	-	(7,074)	(109,611)	889,162
VIP Equity-Income Portfolio Initial Class	225,474	26,613	65,365	264	3,229	(6,351)	183,600
VIP Government Money Market Portfolio Initial Class 0.08%	2,654,771	250,809	487,159	128	-	-	2,418,421
VIP Growth & Income Portfolio Initial Class	256,664	29,730	78,093	455	21,214	(20,617)	208,898
VIP Growth Portfolio Initial Class	217,982	39,225	53,371	9,376	(2,933)	(21,721)	179,182
VIP High Income Portfolio Initial Class	282,012	17,332	77,909	101	(4,130)	(6,627)	210,678
VIP Investment Grade Bond Portfolio Initial Class	5,262,425	620,674	746,644	227,666	(16,852)	(488,514)	4,631,089
VIP Mid Cap Portfolio Initial Class	62,536	8,422	14,732	1,333	(893)	(4,412)	50,921
VIP Overseas Portfolio Initial Class	1,096,126	203,059	125,145	7,891	(5,995)	(140,947)	1,027,098
VIP Value Portfolio Initial Class	165,310	20,680	51,372	1,986	5,957	(5,635)	134,940
VIP Value Strategies Portfolio Initial Class	80,987	8,385	22,917	636	2,544	(3,064)	65,935
	14,137,862	1,870,157	2,334,851	253,586	(17,691)	(930,568)	12,724,909

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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